EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Net income per share:
EARNINGS PER SHARE

23. EARNINGS PER SHARE

Earnings per share for the Company was calculated based on the following:

	Year ended December 31,
	2025	2024
Net income for the year	$42,222	$164,484
Weighted average number of shares outstanding	89,849,385	88,438,988
Earnings per share – basic	$0.47	$1.86

	Year ended December 31,
	2025	2024
Net income for the year	$42,222	$164,484
Weighted average number of shares outstanding	89,849,385	88,438,988
Incremental shares from options, RSUs, DSUs and PSUs	2,347,706	625,000
Earnings per share – diluted	$0.46	$1.85

Earnings per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings per share reflects the potential dilution of common share equivalents, such as outstanding share options, RSUs, DSUs and PSUs in the weighted average number of common shares outstanding during the period, if dilutive.

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because they were anti-dilutive:

	2025	2024

Stock options	-	3,612,500
	-	3,612,500